CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	$ 4,852	$ 3,709	$ 2,611
Unrealized gain (loss) on derivative instruments		277	(431)
Unrealized gain (loss) on other assets & Goodwill in non-reporting currency	158	59	(109)
Foreign currency translation adjustment	141	104	359
Comprehensive income	$ 5,151	$ 4,149	$ 2,430